Debt (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Debt Disclosure [Abstract]
Schedule of Outstanding Debt Obligations

Calidi’s outstanding debt obligations as of September 30, 2023 and December 31, 2022, including related party components, are as follows (in thousands):

	September 30, 2023
	Unpaid Balance	Fair Value Measurements	Discount	Accrued Interest	Net Carrying Value
Convertible notes payable	$—	$—	$—	$19	$19
Contingently convertible notes payable, including accrued interest, at fair value	—	—	—	—	—
Term notes payable	3,750	—	(34)	564	4,280
Loans payable	1,000	—	—	—	1,000
Total debt	$4,750	$—	$(34)	$583	$5,299
Less: current portion of long-term debt					(3,345)
Long-term debt, net of current portion					$1,954

	December 31, 2022
	Unpaid Balance	Fair Value Measurements	Discount	Accrued Interest		Net Carrying Value
Convertible notes payable	$765	$—	$—	$39		$804
Contingently convertible notes payable, including accrued interest, at fair value	1,000	152	—	—	(a)	1,152
Term notes payable	2,500	—	(138)	107		2,469
Loans payable	1,000	—	—	—		1,000
Total debt	$5,265	$152	$(138)	$146		$5,425
Less: current portion of long-term debt						(5,425)
Long-term debt, net of current portion						$—

(a)	Accrued interest is included in fair value measurements for contingently convertible notes payable, at fair value, for the periods presented. See further disclosures under the fair value option of accounting in Note 2, Note 4, and applicable sections below.

Calidi’s outstanding debt obligations as of December 31, 2022 and 2021, including related party components, are as follows (in thousands):

	December 31, 2022
	Unpaid Balance	Fair Value Measurements	Discount	Accrued Interest		Net Carrying Value
Convertible notes payable	$765	$—	$—	$39		$804
Contingently convertible notes payable, including accrued interest, at fair value	1,000	152	—		(b)	1,152
Term notes payable	2,500	—	(138)	107		2,469
Loans payable	1,000	—	—	—		1,000
Total debt	$5,265	$152	$(138)	$146		$5,425
Less: current portion of long-term debt						(5,425)
Long-term debt, net of current portion						$—

	December 31, 2021
	Unpaid Balance	Fair Value Measurements	Discount	Accrued Interest			Net Carrying Value
Convertible notes payable	$1,365	$—	$—	$		(a)	$1,365
Contingently convertible notes payable, including accrued interest, at fair value	1,000	572	—			(b)	1,572
Term notes payable, including accrued interest, at fair value	500	27	(22)			(b)	505
Term notes payable	500	—	—		22		522
Loans payable	1,038	—	—		—		1,038
Total debt	$4,403	$599	$(22)		$22		$5,002
Less: current portion of long-term debt							(5,002)
Long-term debt, net of current portion							$—

(a)	Convertible notes payable issued with common stock in lieu of cash interest. See further discussion under Convertible Notes Payable section below.

(b)	Accrued interest is included in fair value measurements for contingently convertible notes payable and term notes payable, at fair value, as applicable, for the periods presented, respectively. See further disclosures under the fair value option of accounting in Note 2, Note 4, Note 8, and applicable sections below.

Schedule of Maturities of Outstanding Debt

Scheduled maturities of outstanding debt, net of discounts are as follows (in thousands):

Year Ending December 31:
2023 (October — December)	$2,250
2024	750
2025	1,750
2026 and thereafter	—
Plus: accrued interest	583
Less: Discount	(34)
Total debt	$5,299

Scheduled maturities of outstanding debt, net of discounts are as follows (in thousands):

Year Ending December 31:
2023	5,265
Plus: fair value measurement adjustments	152
Plus: accrued interest	146
Less: discounts	(138)
Total debt	$5,425